Equity-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, stock options	$ 14,800		$ 14,800		$ 11,100
Period for recognition			1 year 9 months 7 days
Allocated stock-based compensation expense	9,319	$ 12,590	$ 17,345	$ 25,679	$ 41,918	$ 17,863	$ 23,816
Executive
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense				2,500
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, stock options	141		$ 141
Period for recognition			2 years 9 months		1 year 3 months 1 day
Allocated stock-based compensation expense	2,043	1,917	$ 4,194	5,674	$ 9,580	7,535	5,884
Employee Stock Option | Ashford Trust and Braemar | Salaries and Benefits
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	16		46		47
Employee Stock Option | Ashford Trust and Braemar | Cost of revenues for project management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	89		168		100
Employee Stock Option | Executive
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense					2,500
Employee Stock Option | Executive | Ashford Trust and Braemar
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense				6,700	6,700
Employee Stock Option | Employee equity grant expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	57	0	57	0
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	2,704	2,272	4,862	6,069	10,019	8,469	11,573
Stock Compensation Plan | Director and other non-employee equity grants expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	604	355	611	395	439	250	250
Stock Compensation Plan | REIT equity-based compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	$ 6,615	$ 10,318	$ 12,483	$ 19,610	$ 31,899	$ 9,394	$ 12,243